Nature of Operations and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature Of Operations And Summary Of Significant Accounting Policies Policies
Nature of Operations and Basis of Presentation

The Company is a provider of mobile marketing technology that enables major brands and enterprises to engage consumers via their mobile phones and other smart devices. Interactive electronic communications with consumers is a complex process involving communication networks and software. The Company removes this complexity through its suite of services and technologies thereby enabling brands, marketers, and content owners to communicate with their customers and consumers in general.

The Company is a provider of mobile marketing technology that enables major brands and enterprises to engage consumers via their mobile phones and other smart devices. Interactive electronic communications with consumers is a complex process involving communication networks and software. The Company removes this complexity through its suite of services and technologies thereby enabling brands, marketers, and content owners to communicate with their customers and consumers in general.

Principles of Accounting and Consolidation

These consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated.

These consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany balances and transactions have been eliminated.

Going Concern

The Company’s financial statements have been prepared assuming that it will continue as a going concern. Such assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, we have incurred continued losses, have a net working capital deficiency, and have an accumulated deficit of approximately $31.8 million as of December 31, 2012. These factors among others create a substantial doubt about our ability to continue as a going concern. The Company is dependent upon sufficient future revenues, additional sales of our securities or obtaining debt financing in order to meet its operating cash requirements. Barring the Company’s generation of revenues in excess of its costs and expenses or its obtaining additional funds from equity or debt financing, or receipt of significant licensing prepayments, the Company will not have sufficient cash to continue to fund the operations of the Company through June 30, 2013. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In response to our Company’s cash needs, we raised additional bridge financing totaling $3,396,350 between January and September, 2012. Longer term, we anticipate that we will raise additional equity financing through the sale of shares of the Company’s common stock in order to finance our future investing and operating cash flow needs. However, there can be no assurance that such financings will be available on acceptable terms, or at all.

We anticipate, based on currently proposed plans and assumptions relating to our ability to market and sell our products, that our cash on hand will not satisfy, our operational and capital requirements for the next six months. Further, the operation of our business and our efforts to grow our business further both through acquisitions and organically will require significant cash outlays and commitments. The timing and amount of our cash needs may vary significantly depending on numerous factors. Our existing working capital is not sufficient to meet our cash requirements and we will need to seek additional capital, potentially through debt, or equity financings, to fund our growth.

Although we are actively pursuing financing opportunities, we may not be able to raise cash on terms acceptable to us or at all. There can be no assurance that we will be successful in obtaining additional funding. Financings, if available, may be on terms that are dilutive to our shareholders, and the prices at which new investors would be willing to purchase our securities may be lower than the current price of our ordinary shares. The holders of new securities may also receive rights, preferences or privileges that are senior to those of existing holders of our ordinary shares. If additional financing is not available or is not available on acceptable terms, we will have to curtail our operations in the short term.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates used are those related to stock-based compensation, the valuation of the derivative liabilities, asset impairments, the valuation and useful lives of depreciable tangible and certain intangible assets, the fair value of common stock used in acquisitions of businesses, the fair value of assets and liabilities acquired in acquisitions of businesses, and the valuation allowance of deferred tax assets. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant estimates used are those related to stock-based compensation, the valuation of the derivative liabilities, asset impairments, the valuation and useful lives of depreciable tangible and certain intangible assets, the fair value of common stock used in acquisitions of businesses, the fair value of assets and liabilities acquired in acquisitions of businesses, and the valuation allowance of deferred tax assets. Management believes that these estimates are reasonable; however, actual results may differ from these estimates.

Purchase Accounting

The Company accounts for acquisitions pursuant to Accounting Standards Codification (“ASC”) No. 805 “Business Combinations”. The Company records all acquired tangible and intangible assets and all assumed liabilities based upon their estimated fair values.

The Company accounts for acquisitions pursuant to Accounting Standards Codification (“ASC”) No. 805, Business Combinations. The Company records all acquired tangible and intangible assets and all assumed liabilities based upon their estimated fair values.

Cash

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. The Company has not experienced any losses on such accounts. The Company’s cash balances at June 30, 2013 and December 31, 2012 were $4,998,148 and $363, respectively.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. The Company has not experienced any losses on such accounts. The Company’s cash balances at December 31, 2012 and 2011 were $363 and $369, respectively.

Fair Value of Financial Instruments

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 -Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of June 30, 2013 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$4,213,699	$-
Intangibles, net (non-recurring)	$-	$-	$1,738,773	$-
Derivatives (recurring)	$-	$-	$209,089	$(3,813,598)
Earn-out payable (non-recurring)	$-	$-	$224,000	$-

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The Company recorded goodwill and intangible assets as a result of the acquisitions completed in 2011 and 2013.

These assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

As of December 31, 2012, the Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature (“VMCO”) in its convertible notes payable; (ii) the additional security issuance feature (“ASID”) in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that are treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques. As of June 30, 2013, the only remaining derivative liability related to the common stock and warrants.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and notes payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of notes payable also approximates fair value because their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

On January 1, 2011, the Company adopted guidance which defines fair value, establishes a framework for using fair value to measure financial assets and liabilities on a recurring basis, and expands disclosures about fair value measurements. Beginning on January 1, 2011, the Company also applied the guidance to non-financial assets and liabilities measured at fair value on a non-recurring basis, which includes goodwill and intangible assets. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1 - Valuation is based upon unadjusted quoted market prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 -Valuation is based upon quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable in the market.

Level 3 - Valuation is based on models where significant inputs are not observable. The unobservable inputs reflect the Company's own assumptions about the inputs that market participants would use.

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$2,259,624	$(742,446)
Intangibles, net (non-recurring)	$-	$-	$444,112	$(145,396)
Derivatives (recurring)	$-	$-	$3,074,504	$359,530

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2011 on a recurring and non-recurring basis:

Description	Level 1	Level 2	Level 3	Gains (Losses)
Goodwill (non-recurring)	$-	$-	$3,002,070	$(10,435,170)
Intangibles, net (non-recurring)	$-	$-	$1,116,506	$(1,325,134)
Derivatives (recurring)	$-	$-	$1,573,859	$(1,234,145)

The Company recorded goodwill and intangible assets as a result of the business combinations that were completed during 2011 and that are discussed throughout this Form 10-K. These assets were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company recorded derivative liabilities as a result of: (i) the variable maturity conversion feature in its convertible notes payable; (ii) the additional security issuance feature in its convertible notes payable notes, common stock and warrants; and (iii) warrants issued to non-employees that are treated as derivative liabilities. These liabilities were valued with the assistance of a valuation consultant and consisted of Level 3 valuation techniques.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable, accrued liabilities and notes payable. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of notes payable also approximates fair value because their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts. The Company grants unsecured credit to substantially all of its customers. Ongoing credit evaluations are performed and potential credit losses are charged to operations at the time the account receivable is estimated to be uncollectible. Since the Company cannot necessarily predict future changes in the financial stability of its customers, the Company cannot guarantee that its reserves will continue to be adequate.

From time to time, the Company may have a limited number of customers with individually large amounts due. Any unanticipated change in one of the customer’s credit worthiness could have a material effect on the results of operations in the period in which such changes or events occurred. As of June 30, 2013 and December 31, 2012, the Company recorded an allowance for doubtful accounts of $34,930 and $44,700, respectively.

As of June 30, 2013, two customers’ balances represented 49% of total accounts receivable. As of December 31, 2012, one customer’s balance represented and 43% of total accounts receivable.

Accounts receivable are carried at their estimated collectible amounts. The Company grants unsecured credit to substantially all of its customers. Ongoing credit evaluations are performed and potential credit losses are charged to operations at the time the account receivable is estimated to be uncollectible. Since the Company cannot necessarily predict future changes in the financial stability of its customers, the Company cannot guarantee that its reserves will continue to be adequate.

From time to time, the Company may have a limited number of customers with individually large amounts due. Any unanticipated change in one of the customer’s credit worthiness could have a material effect on the results of operations in the period in which such changes or events occurred. As of December 31, 2012 and 2011, the Company recorded an allowance for doubtful accounts of $44,700 and $18,050, respectively. As of December 31, 2012, the Company had one customer whose balance represented 43% of total accounts receivable. As of December 31, 2011, no single customer had a balance greater than 10%.

Factoring Agreement

In connection with a factoring agreement that the Company entered into in 2013, the Company transfers ownership of eligible accounts receivable with recourse to a third party purchaser in exchange for cash. The Company receives a percentage of the proceeds immediately upon sale of the account, and receives the remaining proceeds once the third party purchaser collects on the account. Proceeds from the transfer reflect the face value of the account less a discount. The discount is recorded as a loss in operations in the period of the sale.

Factoring discount fees, which increase based on the time frame of receivables outstanding, approximate 2% of the invoice amount, with the customer repaying the invoice within 90 days from the invoice date.

During the three months ended June 30, 2013, the Company sold $210,886 of trade accounts receivable, received cash proceeds of $239,918, and recorded fees and losses related to the sales of $4,419 in general and administrative expense in the consolidated statement of operations.

During the six months ended June 30, 2013, the Company sold $501,463 of trade accounts receivable, received cash proceeds of $476,927, and recorded fees and losses related to the sales of $10,054 in general and administrative expense in the consolidated statement of operations.

At June 30, 2013, the third party purchaser owed the Company $14,482 which is recorded in other current assets.

Equipment

Equipment, which is recorded at cost, consists primarily of computer equipment and is depreciated using the straight-line method over the estimated useful lives of the related assets (generally five years or less). Costs incurred for maintenance and repairs are expensed as incurred and expenditures for major replacements and improvements are capitalized and depreciated over their estimated remaining useful lives.

Depreciation expense for the three months ended June 30, 2013 and 2012 was $1,934 and $6,766, respectively. Depreciation expense for the six months ended June 30, 2013 and 2012 was $3,790 and $13,384, respectively. Accumulated depreciation amounts are noted in the table below.

Net property and equipment were as follows:

	June 30, 2013	December 31, 2012
Equipment	$158,515	$155,716
Furniture and Fixtures	14,569	14,569
Subtotal	173,084	170,285
Less accumulated depreciation	(159,964)	(156,174)
Total	$13,120	$14,111

Equipment, which is recorded at cost, consists primarily of computer equipment and is depreciated using the straight-line method over the estimated useful lives of the related assets (generally five years or less). Costs incurred for maintenance and repairs are expensed as incurred and expenditures for major replacements and improvements are capitalized and depreciated over their estimated remaining useful lives. Depreciation expense for the years ended December 31, 2012 and 2011 was $22,153 and $19,712, respectively. Accumulated depreciation for the Company’s equipment at December 31, 2012 and 2011 totaled $156,174 and $134,810, respectively.

Net property and equipment were as follows:

	December 31, 2012	December 31, 2011
Equipment	$155,716	$146,872
Furniture and Fixtures	14,569	13,254
Subtotal	170,285	160,126

Less accumulated depreciation	(156,174)	(134,810)
Total	$14,111	$25,316

Goodwill and Other Intangible Assets

In 2011, the Company completed three acquisitions which resulted in the recording of goodwill and other intangible assets; and the Company capitalized patent costs related to its acquisition of U.S. Patent Number 6,788,769 from eMediacy, Inc.

During the six months ended June 30, 2013, the Company completed two acquisitions which resulted in the recording of goodwill and other intangible assets. See Note 3.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses Level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

The Company’s evaluation of goodwill completed during the year ended December 31, 2012 resulted in an impairment charge of $742,446, related to its three acquisitions during 2011.

As of June 30, 2013 and December 31, 2012, amortizable intangible assets consist of patents, trademarks, customer contracts, customer and merchant relationships, trade name, acquired technology, and non-compete agreements. These intangibles are being amortized on a straight line basis over their estimated useful lives of one to twenty years.

During the year ended December 31, 2012 the Company recognized an impairment charge of $145,396 related to the intangible assets acquired in its three acquisitions during 2011.

During the year ended December 31, 2011, the Company completed the three acquisitions discussed in Note 3 which resulted in the recording of goodwill and other intangible assets.

Also during the year ended December 31, 2011, the Company capitalized $85,000 related to its acquisition of U.S. Patent Number 6,788,769 from eMediacy, Inc. for cash and 14,286 shares of common stock, and costs incurred to prosecute other patent applications. The Company is amortizing the costs on a straight-line basis over an estimated useful life of twenty years.

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses Level 3 inputs and a discounted cash flow methodology to estimate the fair value of a reporting unit. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit.

The Company’s evaluation of goodwill completed during the years ended December 31, 2012 and 2011 resulted in impairment charges of $742,446 and $10,435,170, respectively, related to its three acquisitions during 2011.

As of December 31, 2012 and 2011, amortizable intangible assets consist of patents, trademarks, customer contracts, customer relationships, trade name, acquired technology, and non-compete agreements. These intangibles are being amortized on a straight line basis over their estimated useful lives of one to twenty years. During the years ended December 31, 2012 and 2011, the Company recorded amortization expense for the intangible assets of $526,997 and $724,375, respectively.

During the years ended December 31, 2012 and 2011, the Company recognized impairment charges of $145,396 and $1,325,134, respectively, related to the intangible assets acquired in its three acquisitions during 2011.

Impairment of Long-Lived Assets

The Company has adopted Accounting Standards Codification subtopic 360-10, “Property, Plant and Equipment” ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires that those assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

The Company has adopted Accounting Standards Codification subtopic 360-10, Property, Plant and Equipment ("ASC 360-10"). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires that those assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The fair value of the derivatives is estimated using a Monte Carlo simulation model. The model utilizes a series of inputs and assumptions to arrive at a fair value at the date of inception and each reporting period. Some of the key assumptions include the likelihood of future financing, stock price volatility, and discount rates.

See Note 5 for detailed information on the Company’s derivative liabilities.

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.

The Company reviews the terms of the common stock, warrants and convertible debt it issues to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the equity or convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value.

The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

The fair value of the derivatives is estimated using a Monte Carlo simulation model. The model utilizes a series of inputs and assumptions to arrive at a fair value at the date of inception and each reporting period. Some of the key assumptions include the likelihood of future financing, stock price volatility, and discount rates.

See Note 5 for detailed information on the Company’s derivative liabilities.

Revenue Recognition

The Company’s “C4” Mobile Marketing and Customer Relationship Management (CRM) and Txtstation Control Center platforms are hosted solutions. The Company generates revenue from licensing its software to clients in its software as a service (SaaS) model, per-message and per-minute transactional fees, and customized professional services. The Company recognizes license fees over the period of the contract, service fees as the services are performed, and per-message or per-minute transaction revenue when the transaction takes place. The Company recognizes revenue at the time that the services are rendered, the selling price is fixed, and collection is reasonably assured, provided no significant obligations remain. The Company considers authoritative guidance on multiple deliverables in determining whether each deliverable represents a separate unit of accounting. As for the Mobivity and Boomtext platforms, which are both hosted solutions, revenue is principally derived from subscription fees from customers. The subscription fee is billed on a month to month basis with no contractual term and is collected by credit card for Mobivity and collected by cash and credit card for Boomtext. Revenue is recognized at the time that the services are rendered and the selling price is fixed with a set range of plans. Cash received in advance of the performance of services is recorded as deferred revenue.

The company generates revenue from the Stampt App through customer agreements with business owners.  Revenue is principally derived from monthly subscription fees which provide a license for unlimited use of the Stampt App by the business owner and their customers.  The subscription fee is billed each month to the business owner.  There are no setup fees and revenue is recognized monthly as the subscription revenues are billed.  There are no per-minute or transaction fees associated with the Stampt App.

As of December 31, 2012, deferred revenues from a related party totaled $35,262. This party ceased being a related party in June 2013. The Company recognized deferred revenue from this related party during the three months ended June 30, 2013 and 2012 totaling $-0- and $51,000, respectively. The Company recognized deferred revenue from this related party during the six months ended June 30, 2013 and 2012 totaling $-0- and $84,000, respectively.

As of June 30, 2013 and December 31, 2012, deferred revenues from third parties totaled $300,324 and $164,631, respectively.

During the three months ended June 30, 2013, one customer accounted for 30% of our revenues. During the six months ended June 30, 2013, one customer accounted for 30% of our revenues. No such concentrations existed in 2012.

The Company’s “C4” Mobile Marketing and Customer Relationship Management (CRM) platform is a hosted solution, as is the newly acquired Txtstation Control Center platform. The Company generates revenue from licensing its software to clients in its software as a service (SaaS) model, per-message and per-minute transactional fees, and customized professional services. The Company recognizes license fees over the period of the contract, service fees as the services are performed, and per-message or per-minute transaction revenue when the transaction takes place. The Company recognizes revenue at the time that the services are rendered, the selling price is fixed, and collection is reasonably assured, provided no significant obligations remain. The Company considers authoritative guidance on multiple deliverables in determining whether each deliverable represents a separate unit of accounting. As for the newly acquired Mobivity and Boomtext platforms, which are both hosted solutions, revenue is principally derived from subscription fees from customers. The subscription fee is billed on a month to month basis with no contractual term and is collected by credit card for Mobivity and collected by cash and credit card for Boomtext. Revenue is recognized at the time that the services are rendered and the selling price is fixed with a set range of plans. Cash received in advance of the performance of services is recorded as deferred revenue.

As of December 31, 2012 and 2011, deferred revenues from related parties totaled $35,262 and $200,000 respectively. The Company recognized deferred revenue from related parties during the year ended December 31, 2012 totaling $164,738 and did not recognize any deferred revenue from related parties during the year ended December 31, 2011. As of December 31, 2012 and 2011, deferred revenues from third parties totaled $164,631 and $109,063, respectively.

During the year ended December 31, 2012, one customer accounted for 14.4% of our revenues.  No single customer accounted for more than 10% of our revenues during the year ended December 31, 2011.

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718 Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant). In accordance with ASC 718, the Company estimates forfeitures at the time of grant and revises the estimates if necessary, if actual forfeiture rates differ from those estimates. Stock options issued to employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model.

The Company recorded employee stock based compensation for the three months ended June 30, 2013 and 2012 of $1,184,045 and $95,568, respectively.

The Company recorded employee stock based compensation for the six months ended June 30, 2013 and 2012 of $1,277,794 and $210,429, respectively.

The Company accounts for equity instruments, including restricted stock or stock warrants, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock warrants issued to non-employees are accounted for as derivative liabilities at their estimated fair value determined using a Monte Carlo simulation. At the date of issuance, the fair value of the stock warrants is expensed to change in fair value of derivative liabilities. The fair value of options granted to non-employees is re-measured as they vest, and the resulting change in value, if any, is recognized as change in fair value of derivative liabilities during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at its estimated fair value as it vests. See Note 5.

The Company accounts for stock-based compensation in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 718 Stock Compensation, which establishes accounting for equity instruments exchanged for employee services. Under such provisions, stock-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense, under the straight-line method, over the employee’s requisite service period (generally the vesting period of the equity grant). In accordance with ASC 718, the Company estimates forfeitures at the time of grant and revises the estimates if necessary, if actual forfeiture rates differ from those estimates. Stock options issued to employees are accounted for at their estimated fair value determined using the Black-Scholes option-pricing model. The Company recorded employee stock based compensation for the years ended December 31, 2012 and 2011 of $391,410 and $416,012, respectively.

The Company accounts for equity instruments, including restricted stock or stock warrants, issued to non-employees in accordance with authoritative guidance for equity based payments to non-employees. Stock warrants issued to non-employees are accounted for as derivative liabilities at their estimated fair value determined using a Monte Carlo simulation. At the date of issuance, the fair value of the stock warrants is expensed to change in fair value of derivative liabilities. The fair value of options granted to non-employees is re-measured as they vest, and the resulting change in value, if any, is recognized as change in fair value of derivative liabilities during the period the related services are rendered. Restricted stock issued to non-employees is accounted for at its estimated fair value as it vests.

Long Term Accounts Payable

As of December 31, 2011, the Company recorded amounts pertaining to payments made prior to the acquisition of Boomtext as well as amounts due to it from the sellers of Boomtext in accounts that are included in Other Assets and Long Term Accounts Payable. The amount recorded as a receivable from the sellers of Boomtext totaled $148,930, and the amount due to these sellers totaled $125,846 at December 31, 2011.

As of December 31, 2012, these amounts have been reclassified to Other Current Assets and Other Current Liabilities, since these balances will be settled in March of 2013 when the Earn-out payable to Boomtext is paid. The amount recorded as a receivable from the sellers of Boomtext totaled $153,317 and the amount due to these sellers totaled $137,638 at December 31, 2012.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years.

Management evaluates the available evidence about future taxable income and other possible sources of realization of deferred tax assets. The valuation allowance reduces deferred tax assets to an amount that represents management’s best estimate of the amount of such deferred tax assets that more likely than not will be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the consolidated financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the three month and six month periods ended June 30, 2013 and 2012, the comprehensive loss was equal to the net loss.

Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. The Company is required to record all components of comprehensive income (loss) in the consolidated financial statements in the period in which they are recognized. Net income (loss) and other comprehensive income (loss), including foreign currency translation adjustments and unrealized gains and losses on investments, are reported, net of their related tax effect, to arrive at comprehensive income (loss). For the years ended December 31, 2012 and 2011, the comprehensive loss was equal to the net loss.

Net Loss Per Common Share

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. During the three month and six month periods ended June 30, 2013 and 2012, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive.

Net loss per share is presented as both basic and diluted net loss per share. Basic net loss per share excludes any dilutive effects of options, shares subject to repurchase and warrants. Diluted net loss per share includes the impact of potentially dilutive securities. During 2012 and 2011, the Company had securities outstanding which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted net loss per share, as their effect would have been anti-dilutive. These outstanding securities are noted in the table below. In addition, see potential issuances associated with warrants and convertible notes payable in Notes 5 and 6.

	December 31, 2012	December 31, 2011

Outstanding employee options	1,955,000	1,610,000
Outstanding non-employee warrants	905,000	905,000
Outstanding PIPE warrants	842,184	842,184
	3,702,184	3,357,184

Reclassifications	Certain amounts from prior periods have been reclassified to conform to the current period presentation.	Certain amounts from prior periods have been reclassified to conform to the current period presentation.
Recent Accounting Pronouncements

In 2013, the Financial Accounting Standards Board ("FASB") issued new accounting guidance clarifying the accounting for the release of cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity.  The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. We do not anticipate that this adoption will have a significant impact on our financial position, results of operations, or cash flows.

In 2013, FASB issued new accounting guidance clarifying the accounting for obligations resulting from joint and several liability arrangements for which the total amount under the arrangement is fixed at the reporting date. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2013. We do not anticipate that this adoption will have a significant impact on our financial position, results of operations, or cash flows.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and

-Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (“SAB”) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in ASU No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

Accounting standards promulgated by the FASB are subject to change. Changes in such standards may have an impact on the Company’s future financial statements. The following are a summary of recent accounting developments.

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, "Testing Indefinite-Lived Intangible Assets for Impairment" in Accounting Standards Update No.  2012-02. ASU 2012-2 allows entities to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU No. 2012-02 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed quantitative impairment test. Otherwise, the quantitative impairment test is not required. ASU No. 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of the provisions of ASU No. 2012-02 will not have a material impact on the Company's financial position or results of operations.

In December 2011, FASB issued ASU 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” in Accounting Standards Update No. 2011-11. This update enhances disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such; we do not expect that the adoption of this standard will have a material impact on our results of operations, cash flows or financial condition.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment” in Accounting Standards Update No. 2011-08. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” in Accounting Standards Update No. 2011-04. This update clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This update is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company is January 1, 2012. The Company does not expect that adopting this update will have a material impact on its consolidated financial statements.